Equity - Exercises of share options by the former CEO (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Option shares	Dec. 31, 2020 shares
Equity
Number of options exercised | Option	557,171
Shares issued on exercise of option | €	€ 3,186
Share Option Exercises | shares	910,163	3,195,276